SHARE CAPITAL	12 Months Ended
Jan. 31, 2024
SHARE CAPITAL

10. SHARE CAPITAL

The Company is authorized to issue an unlimited number of common shares without par value (the “Shares”).

The Company did not issue its common shares during the year ended January 31, 2024.

Share consolidation

On May 23, 2024, the Company completed a share consolidation (reverse stock split) on the basis of one new share for every three old shares. As a result of the share consolidation, the number of issued and outstanding ordinary shares was reduced from 54,866,625 to 18,288,861 shares. The share consolidation did not change the proportionate ownership interest of any shareholder or the total equity attributable to the Company’s shareholders. All references to share and per share amounts in the financial statements and accompanying notes have been retrospectively adjusted to reflect the share consolidation as if it had occurred at the beginning of the earliest period presented.

Common shares issued during the year ended January 31, 2023:

On May 16, 2022, the Company issued 1,102,888 units at a price of $0.45 per unit (each a “Unit”) for gross proceeds of $496,300 (the “2023 Offering”), of which $35,000 was associated with debt the Company converted to Units. Each Unit consisted of one common share and one common share purchase warrant (the “Warrant”). Each Warrant entitles the holder thereof to purchase one additional common share of the Company at an exercise price of $0.90 per common share, if exercised on or before May 16, 2023, and at a price of $1.80, if exercised between May 16, 2023, and on or before May 16, 2024. The Warrants were assigned $0.015 per warrant share value based on the residual method, as the fair market value of the Shares was below the offering price.

RED METAL RESOURCES LTD. NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS For the Years Ended January 31, 2024, 2023 and 2022 (Expressed in Canadian Dollars)

In connection with the 2023 Offering, the Company incurred $3,987 in regulatory fees, paid cash commissions aggregating $30,314, and issued 67,363 finders’ warrants (the “Finders’ Warrants”) valued at $25,076. The Finders’ Warrants are subject to the same terms and conditions as the Warrants purchased by other subscribers in the 2023 Offering. The Company used Black-Scholes Option Pricing Model to determine the value of the Finders’ Warrants. The following assumptions were used:

Expected life of the Finders’ Warrants	2 years
Risk-free interest rate	2.64%
Expected dividend yield	Nil
Expected share price volatility	242%
Fair value at the date of transaction	$0.435

Common stock issued during the year ended January 31, 2022:

On May 14, 2021, the Company issued 9,803 shares of its common stock to a consultant for investor relations services. The Shares were issued pursuant to an independent contractors services agreement whereby the Company agreed to a US$5,000 monthly fee payable to a consultant during a three-month period commencing on April 14, 2021. At the discretion of the Company, the cash fee could have been paid in common shares of the Company at a deemed price of $0.618 (US$0.51) (per share for a total of 9,803 shares per month). At the time of the share issuance, the fair market value of the shares was $1.23 (US$1.02), therefore the Company recognized $12,117 as part of its investor relation fees.

On May 17, 2021, the Company closed a non-brokered private placement by issuing 1,283,222 units at a price of $0.45 per unit (each a “2022 Unit”) for gross proceeds of $577,450 (the “2022 Offering”). Each 2022 Unit consisted of one common share and one common share purchase warrant (the “2022 Warrant”). Each 2022 Warrant entitles the holder thereof to purchase one additional common share of the Company at an exercise price of $0.60 per common share for a period of 24 months from the date of issue. The 2022 Warrants are subject to an acceleration clause in the event that the common shares are listed on a recognized stock exchange and trade at a price of $0.90 or greater for 10 consecutive trading days, in which event the Company may notify warrant holders that the 2022 Warrants must be exercised within a period of 30 days. In case the 2022 Warrant holders do not exercise them within the accelerated 30-day period, the 2022 Warrants will expire automatically. The 2022 Warrants were assigned $Nil value based on the residual method, as the fair market value of the Shares was above the offering price.

In connection with the 2022 Offering, the Company paid cash commissions aggregating $22,239 and issued 49,770 Finders’ Warrants valued at $58,273. The Finders’ Warrants are subject to the same terms and conditions as the 2022 Warrants purchased by other subscribers in the 2022 Offering. The Company used Black-Scholes Option Pricing Model to determine the value of the broker warrants. The following assumptions were used:

Expected Life of the Finders’ Warrants	2 years
Risk-Free Interest Rate	0.16%
Expected Dividend Yield	Nil
Expected Stock Price Volatility	255%
Fair Value at the date of transaction	$1.35

On June 15, 2021, the Company closed a non-brokered private placement by issuing 2,153,624 subscription receipts (each a “Subscription Receipt”) at a price of $0.45 per Subscription Receipt for aggregate gross proceeds of $969,131 (the “SR Offering”).

Each Subscription Receipt automatically entitled the holder thereof, without payment of any additional consideration and without further action on the part of the holder, to acquire one Subscription Receipt Unit (an “SR Unit”). Each SR Unit consisted of one common share and one common share purchase warrant of the Company (each, an “SR Warrant”). Each SR Warrant entitles the holder to purchase an additional common share of the Company at a price of $0.90 per common share, if exercised during the first year following the release from escrow, and at a price of $1.80, if exercised during the second year following the release from escrow. The SR Warrants were assigned $Nil value based on the residual method, as the fair market value of the Shares was above the offering price.

Until the escrow release conditions (including the listing of the Company’s common shares on a recognized stock exchange in Canada) were met in full, the Subscription Receipts, and the proceeds of the SR Offering were held in trust by an escrow agent appointed by the Company.

RED METAL RESOURCES LTD. NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS For the Years Ended January 31, 2024, 2023 and 2022 (Expressed in Canadian Dollars)

On November 18, 2021, the Company received a receipt for a final non-offering prospectus with the B.C. Securities Commission after which, having satisfied the escrow release conditions, the escrowed funds were released to the Company effective November 22, 2021, and an aggregate of 2,153,624 Subscription Receipts were automatically converted, without any further consideration, into 2,153,624 common shares of the Company and 2,153,624 SR Warrants.

In connection with the closing of the SR Offering, the Company paid certain registered investment dealers a total of $39,261 and issued 76,130 warrants to the finders valued at $92,653 (the “Broker SR Warrants”).

The Broker SR Warrants are subject to the same terms and conditions as the SR Warrants purchased by other subscribers in the SR Offering. The Company used Black-Scholes Option Pricing Model to determine the value of the Broker SR Warrants. The following assumptions were used:

Expected life of the Broker SR Warrants	2 years
Risk-free interest rate	1.04%
Expected dividend yield	Nil
Expected stock price volatility	265%
Fair value at the date of transaction	$1.29

Warrants

The changes in the number of warrants outstanding during the years ended January 31, 2024 and 2023, are as follows:

	Year ended January 31, 2024		Year ended January 31, 2023
	Number of warrants	Weighted average exercise price	Number of warrants	Weighted average exercise price
Warrants outstanding, beginning	4,732,996	$1.14	3,562,745	$1.08
Warrants issued	-	n/a	1,170,251	$1.35
Warrants expired	(2,279,523)	$1.77	-	n/a
Warrants outstanding, ending	2,453,473	$1.17	4,732,996	$1.14

Details of warrants outstanding as at January 31, 2024, are as follows:

Number of warrants exercisable		Grant date	Exercise price and expiry date
1,283,222	(1)	May 17, 2021	$0.60 expiring on May 17, 2024, as extended on May 2, 2022
1,102,888	(1)	May 16, 2022	$1.80 expiring on May 16, 2024
67,363	(1)	May 16, 2022	$1.80 expiring on May 16, 2024
2,453,473

(1)	These warrants expired unexercised subsequent to January 31, 2024.

At January 31, 2024, the weighted average life of the warrants was 0.29 years.

Options

The Company adopted an incentive stock option plan (the “Option Plan”) which provides that the Board of Directors of the Company may, from time to time, at their discretion and in accordance with the CSE requirements, grant stock options to directors, officers and technical consultants for up to 10% of the issued and outstanding common shares of the Company. Such options are exercisable for a period of up to ten years from the date of grant. Exercise price and vesting terms are determined at the time of grant by the Board of Directors.

RED METAL RESOURCES LTD. NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS For the Years Ended January 31, 2024, 2023 and 2022 (Expressed in Canadian Dollars)

On November 24, 2021, the Company’s board of directors granted 583,333 incentive stock options to its directors, officers, and consultants. The stock options are exercisable at a price of $0.75 per share for a period of five years expiring on November 24, 2026. The options to acquire up to 566,667 shares vested immediately upon grant, and the Company recognized $330,425 as share-based compensation associated with these options. The fair value of these stock options was estimated using the Black-Scholes Option Pricing Model using the following assumptions:

November 24, 2021
Expected life	5 years
Risk-free interest rate	1.56%
Expected dividend yield	Nil
Expected stock price volatility	186%
Fair value at the date of grant	$0.60

The option to acquire up to 16,666 shares issued to a consultant for investor relation services vested over a period of 12 months at a rate of 4,167 options per quarter beginning on February 24, 2022. During the year ended January 31, 2023, the Company recognized $2,393 as share-based compensation associated with these options (2022 - $4,770), which was included as part of consulting fees in the consolidated statement of comprehensive loss. The fair value of these stock options was estimated using the Black-Scholes Option Pricing Model using the following assumptions:

January 31, 2023
Expected life	4-5 years
Risk-free interest rate	1.52% – 3.27%
Expected dividend yield	Nil
Expected stock price volatility	195% - 243%
Fair value at the date of grant	$0.21 - $0.654

The changes in the number of options outstanding during the years ended January 31, 2024 and 2023, are as follows:

	Year ended January 31, 2024		Year ended January 31, 2023
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Options outstanding, beginning	573,333	$0.75	583,333	$0.75
Options expired	(16,666)	$0.75	(10,000)	$0.75
Options outstanding, ending	556,667	$0.75	573,333	$0.75

Details of options outstanding as at January 31, 2024, are as follows:

Number of options exercisable	Grant date	Exercise price and expiry date
556,667	November 24, 2021	$0.75 expiring on November 24, 2026
556,667

Recovery of Short-Swing Profits

During the year ended January 31, 2022, the Company received $9,977 related to the recovery of short-swing profits under Section 16(b) of the Securities Exchange Act of 1934, as amended. The Company did not have similar transactions during the years ended January 31, 2024 and 2023.